UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, LLC
           --------------------------------------------------
Address:   280 Park Ave
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:

                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ilan Mandel
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 508-7032
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Ilan Mandel          New York, New York   May 14, 2003
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             43
                                               -------------

Form 13F Information Table Value Total:        179,629
                                               -------------
                                                (thousands)

13F for 3/31/03
Scout Capital Management


SYMBOL    DESCRIPTION                   CUSIP       SHR/FACE        VALUE

RMK       ARAMARK CORP CL B             38521100     160,000    $ 3,664,000.00
CHRW      C H ROBINSON WORLDWIDE
              INC COM                  12541W100     165,000    $ 5,395,500.00
EXBD      CORPORATE EXECUTIVE BRD
              CO COM                   21988R102     100,000    $ 3,562,000.00
EXPD      EXPEDITORS INTL WASH
              INC COM                  302130109      80,000    $ 2,876,000.00
LSTR      LANDSTAR SYS INC COM         515098101      90,000    $ 5,175,000.00
CAKE      CHEESECAKE FACTORY INC
              COM                      163072101     100,000    $ 3,227,000.00
DG        DOLLAR GEN CORP COM          256669102     500,000    $ 6,105,000.00
GRTS      GART SPORTS CO COM           366630101     160,000    $ 3,052,800.00
MCD       MCDONALDS CORP COM           580135101     500,000    $ 7,230,000.00
MHK       MOHAWK INDS INC COM          608190104     109,400    $ 5,244,636.00
RL        POLO RALPH LAUREN CORP
              CL A                     731572103     125,000    $ 2,862,500.00
WTW       WEIGHT WATCHERS INTL
              INC NEW COM              948626106      90,000    $ 4,144,500.00
HAIN      HAIN CELESTIAL GROUP
              INC COM                  405217100      25,000      $ 377,750.00
BER       BERKELEY WR CORP COM          84423102      52,700    $ 2,258,195.00
CKFR      CHECKFREE CORP NEW COM       162813109     215,000    $ 4,833,200.00
FNF       FIDELITY NATL FINL INC
              COM                      316326107     161,500    $ 5,515,225.00
FNFG      FIRST NIAGARA FINL GP
              INC COM                  33582V108     412,846    $ 4,851,353.35
SFI       ISTAR FINL INC               45031U101      59,000    $ 1,721,030.00
NITE      KNIGHT TRADING GROUP INC
              COM                      499063105     303,000    $ 1,181,700.00
MCO       MOODYS CORP COM              615369105     102,500    $ 4,738,575.00
NEU       NEUBERGER BERMAN INC         641234109     191,300    $ 5,400,399.00
PFS       PROVIDENT FINL SVCS INC      74386T105     280,000    $ 4,426,800.00
SOV       SOVEREIGN BANCORP INC COM    845905108     205,000    $ 2,839,250.00
VVI       VIAD CORP COM                92552R109     216,200    $ 4,635,328.00
RE        EVEREST RE GROUP LTD COM     G3223R108      58,200    $ 3,329,622.00
PTP       PLATINUM UNDERWRITER
              HLDGS L COM              G7127P100     279,500    $ 7,085,325.00
WSH       WILLIS GROUP HOLDINGS
              LTD SHS                  G96655108     273,900    $ 7,587,030.00
UNH       UNITEDHEALTH GROUP INC COM   91324P102      65,000    $ 5,958,550.00
GG        GOLDCORP INC NEW COM         380956409     550,000    $ 5,835,500.00
SEE       SEALED AIR CORP NEW COM      81211K100      75,000    $ 3,009,750.00
ARB       ARBITRON INC COM             03875Q108     265,000    $ 8,400,500.00
BRW       BROADWING INC COM            111620100     350,000    $ 1,400,000.00
CCU       CLEAR CHANNEL
              COMMUNICATIONS COM       184502102      50,000    $ 1,696,000.00
CMCSA     COMCAST CORP CL NEW A        20030N101     300,000    $ 8,577,000.00
CCI       CROWN CASTLE INTL CORP COM   228227104     300,000    $ 1,650,000.00
DISH      ECHOSTAR COMMUNICATIONS
              NEW CL A                 278762109     125,000    $ 3,610,000.00
EXPE      EXPEDIA INC CL A             302125109     150,000    $ 7,749,000.00
RHD       R H DONNELLEY CORP COM NEW   74955W307     140,000    $ 4,155,200.00
SIRI      SIRIUS SATELLITE RADIO INC
              COM                      82966U103   1,500,000    $ 1,095,000.00
UCOMA     UNITEDGLOBALCOM CL A         913247508     650,000    $ 1,982,500.00
YHOO      YAHOO INC COM                984332106     115,000    $ 2,762,300.00
WMB       WILLIAMS COS INC DEL COM     969457100     425,000    $ 1,946,500.00
FPL       FPL GROUP INC COM            302571104     110,000    $ 6,482,300.00

                                                              $ 179,629,818.35